                                                       File Nos. 33-47216
                                                                 811-6632


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-4



              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Post-Effective Amendment No.  17

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No.  21



                        ALLMERICA SELECT SEPARATE ACCOUNT OF
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             (Exact Name of Registrant)

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                (Name of Depositor)
                                 440 Lincoln Street
                                Worcester, MA 01653
                (Address of Depositor's Principal Executive Offices)
                                   (508) 855-1000
                (Depositor's Telephone Number, including Area Code)

                    Abigail M. Armstrong, Secretary and Counsel
               Allmerica Financial Life Insurance and Annuity Company
                                 440 Lincoln Street
                                Worcester, MA 01653
                 (Name and Address of Agent for Service of Process)

                    It is proposed that this filing will become effective:



           X   immediately upon filing pursuant to paragraph (b) of Rule 485
          ---
               on (date) pursuant to paragraph (b) of Rule 485
          ---
               60 days after filing pursuant to paragraph (a) (1) of Rule 485
          ---
               on (date) pursuant to paragraph (a) (1) of Rule 485
          ---
               this post-effective amendment designates a new effective
          ---  date for a previously filed post-effective amendment



                             VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 was filed on or before March 30, 1998.

This Post-Effective Amendment No. 17 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus of Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1998 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 16 on April 24, 1998 and is incorporated by reference herein.

              CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                            ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
------------------- ---------------------

1 . . . . . . . . . Cover Page

2 . . . . . . . . . Special Terms

3 . . . . . . . . . Summary;  Annual and Transaction Expenses

4 . . . . . . . . . Condensed Financial Information;   Performance Information

5 . . . . . . . . . Description of the Company, the Variable Account, the Trust,
                    Fidelity VIP, and T. Rowe Price

6 . . . . . . . . . Charges and Deductions

7 . . . . . . . . . Description of the Contract

8 . . . . . . . . . Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Option;  Annuity Benefit
                    Payments

9 . . . . . . . . . Death Benefit

10. . . . . . . . . Payments;  Computation of Values;  Distribution

11. . . . . . . . . Surrender;  Withdrawals;  Charge for Surrender and
                    Withdrawal;  Withdrawal Without Surrender Charge;  Texas
                    Optional Retirement Program

12. . . . . . . . . Federal Tax Considerations

13. . . . . . . . . Legal Matters

14. . . . . . . . . Statement of Additional Information - Table of Contents



FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
------------------- ----------------------------------------------

15. . . . . . . . . Cover Page

16. . . . . . . . . Table of Contents

17. . . . . . . . . General Information and History

18. . . . . . . . . Services

19. . . . . . . . . Underwriters

21. . . . . . . . . Performance Information

22. . . . . . . . . Annuity Benefit Payments

23. . . . . . . . . Financial Statements


                          ALLMERICA SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE I AND II
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                     SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998

                                        ***

Effective December 29, 1998, an optional Minimum Guaranteed Annuity Payout Rider will be available under the Contract.* The following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

*Please note, the Minimum Guaranteed Annuity Payout Rider is not available in all states.

Under "5. Expenses" on page P-2 of the Profile, the following is inserted at the end of the first paragraph:

       In addition, if you elect an optional Minimum Guaranteed Annuity Payout Rider, we will deduct a charge against the accumulated value of your contract at an annual rate of 0.25% for a rider with a ten-year waiting period and at an annual rate of 0.15% for a rider with a fifteen-year waiting period.

Under "5. Expenses" on page P-3 of the Profile, the following is inserted at the end of the third paragraph:

       The following chart does not reflect the optional Minimum Guaranteed Annuity Payout Rider which, if elected, would increase expenses.

Under "8. Performance" on page P-4 of the Profile, the following is inserted at the end of the first paragraph:

       The following chart does not reflect the optional Minimum Guaranteed Annuity Payout Rider which, if elected, would reduce performance.

Under "10. Other Information" on page P-5 of the Profile, the following is inserted above "Free Look Period:"

       OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER: This optional rider is available for a separate monthly charge. This rider guarantees you a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to certain conditions. On each contract anniversary a minimum guaranteed annuity payout benefit base is determined. This minimum guaranteed annuity payout benefit base is the value that will be annuitized should you exercise the rider. Annuitization under this rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract. The minimum guaranteed annuity payout benefit base is equal to the greatest of:

       (a) the accumulated value increased by any positive market value adjustment, if applicable, (the "accumulated value"); or

       (b) accumulated value on the effective date of the rider compounded daily at an annual rate of 5% plus gross payments made thereafter compounded daily at an annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

       (c) the highest accumulated value of all contract anniversaries since the rider effective date, as determined after the accumulated value of each contract anniversary is increased for subsequent payments and decreased proportionately for subsequent withdrawals.

In the Table of Contents on page 3 of the Prospectus, the following is changed:

       Under DESCRIPTION OF THE CONTRACT:
       "M. Optional Minimum Guaranteed Annuity Payout Rider" is added
       "M. NORRIS Decision" is changed to "N. NORRIS Decision"
       "N. Computation of Values" is changed to "O. Computation of Values"

     Under CHARGES AND DEDUCTIONS:
     "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" is added
     "C. Premium Taxes" is changed to "D. Premium Taxes"
     "D. Contingent Deferred Sales Charge" is changed to "E. Contingent Deferred Sales Charge"
     "E. Transfer Charge" is changed to "F. Transfer Charge"

In the Summary on page 7 of the Prospectus, the following is added to the end of the section entitled "What Happens In the Annuity Payout Phase?":

     An optional Minimum Guaranteed Annuity Payout Rider is available for a separate monthly charge. See "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT." If elected, the rider guarantees the Annuitant a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, (the "Accumulated Value"); or

     (b) Accumulated Value on the effective date of the Rider compounded daily at an annual rate of 5% plus gross payments made thereafter compounded daily at an annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

     (c) the highest Accumulated Value of all Contract anniversaries since the Rider effective date, as determined after the Accumulated Value of each Contract anniversary is increased for subsequent payments and decreased proportionately for subsequent withdrawals.

     For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value determined immediately prior to the withdrawal by the following fraction:

                              amount of the withdrawal
                              ------------------------
       the Accumulated Value determined immediately prior to the withdrawal.

In the Summary on page 11 of the Prospectus, the following is added to the end of the section entitled "What Charges Will I Incur Under My Contract?":

     Subject to state availability, the Company offers the following Rider that may be elected by the Owner. A separate monthly charge is made for the Rider which is deducted from the Accumulated Value at the end of each month within which the Rider has been in effect. The applicable charge is assessed by multiplying the Accumulated Value on the last day of each month and on the date the Rider is terminated by 1/12th of the following annual percentage rates:

        Minimum Guaranteed Annuity Payout Rider with a ten-year
          waiting period....................................... 0.25%

        Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period....................................... 0.15%

     For a description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" under "CHARGES AND DEDUCTIONS," and
     "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT."

Under "ANNUAL AND TRANSACTION EXPENSES" on page 13 of the Prospectus, after "Contract Fee," the following is inserted:

     OPTIONAL RIDER CHARGES:
     (on an annual basis as a percentage of Accumulated Value)
     Optional Minimum Guaranteed Annuity Payout Rider with a ten-year
       waiting period:                                            0.25%*

     Optional Minimum Guaranteed Annuity Payout Rider with a fifteen-year
       waiting period:                                            0.15%*

Under "ANNUAL AND TRANSACTION EXPENSES" on page 13 of the Prospectus, below "Total Asset Charge," the following is inserted:

     *if the rider is elected, this annual charge is deducted on a monthly basis at the end of each month within which the rider was in effect.


Under "ANNUAL AND TRANSACTION EXPENSES" on page 15 of the Prospectus, table (1) is renamed table (1)(a) and the following table is inserted following table
(1)(a):

     (1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under a commutable period certain option or a non-commutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:



                                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                  ------      -------      -------     --------
Select Emerging Markets Fund                         $96        $159          $218          $392
Select International Equity Fund                     $88        $134          $177          $310
T. Rowe Price International Stock Portfolio          $87        $132          $173          $304
Select Aggressive Growth Fund                        $87        $130          $170          $297
Select Capital Appreciation Fund                     $88        $134          $176          $308
Select Value Opportunity Fund                        $87        $132          $173          $303
Select Growth Fund                                   $86        $129          $167          $292
Select Strategic Growth Fund                         $87        $130          $170          $297
Fidelity VIP Growth Portfolio                        $84        $122          $155          $268
Select Growth and Income Fund                        $85        $124          $159          $276
Fidelity VIP Equity-Income Portfolio                 $83        $119          $150          $257
Fidelity VIP High Income Portfolio                   $84        $122          $156          $270
Select Income Fund                                   $84        $122          $156          $270
Money Market Fund                                    $81        $112          $138          $233


Under "ANNUAL AND TRANSACTION EXPENSES" on page 15 of the Prospectus, table (2) is renamed table (2)(a) and the following table is inserted following table
(2)(a):

     (2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a non-commutable period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:



                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                  ------     -------     -------     --------
Select Emerging Markets Fund                         $37        $112        $189        $392
Select International Equity Fund                     $28        $ 86        $147        $310
T. Rowe Price International Stock Portfolio          $27        $ 84        $143        $304
Select Aggressive Growth Fund                        $27        $ 82        $140        $297
Select Capital Appreciation Fund                     $28        $ 86        $146        $308
Select Value Opportunity Fund                        $27        $ 84        $143        $303
Select Growth Fund                                   $26        $ 80        $137        $292
Select Strategic Growth Fund                         $27        $ 82        $140        $297
Fidelity VIP Growth Portfolio                        $24        $ 73        $125        $268
Select Growth and Income Fund                        $25        $ 76        $129        $276
Fidelity VIP Equity-Income Portfolio                 $23        $ 70        $120        $257
Fidelity VIP High Income Portfolio                   $24        $ 74        $126        $270
Select Income Fund                                   $24        $ 74        $126        $270
Money Market Fund                                    $20        $ 63        $108        $233


     (1) If the Minimum Guaranteed Annuity Payout Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract.

Under "PERFORMANCE INFORMATION" on page 18 of the Prospectus, between the second and third sentences in the second paragraph, the following is inserted:

     The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout Rider charge.

Under "PERFORMANCE INFORMATION" on page 18 of the Prospectus, at the end of the sixth paragraph, the following is inserted:

     In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

Under "J. Electing the Form of Annuity and the Annuity Date" on page 32 of the Prospectus, the following is inserted above "K. Description of Variable Annuity Payout Options:"

     If the Owner exercises the Minimum Guaranteed Annuity Payout Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and must occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.

Under "L. Annuity Benefit Payments" on page 34 of the Prospectus, the following is inserted above "M. NORRIS Decision:"

     If the Owner elects the Minimum Guaranteed Annuity Payout Rider, at annuitization the income provided under the Contract by applying the Accumulated Value to the current annuity factors is compared to the income provided under the Rider by applying the Minimum Guaranteed Annuity Payout Benefit Base to the guaranteed annuity factors. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors.
     See "M. Optional Minimum Guaranteed Annuity Payout Rider" below.

On pages 34 and 35 of the Prospectus, "M. NORRIS Decision" is renamed "N. NORRIS Decision," "N. Computation of Values" is renamed "O. Computation of Values" and the following is inserted:

     M. OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER

     An optional Minimum Guaranteed Annuity Payout Rider is available for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized if the Rider is exercised. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, (the "Accumulated Value"); or

     (b) Accumulated Value on the effective date of the Rider compounded daily at an annual rate of 5% plus gross payments made thereafter compounded daily at an annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

     (c) the highest Accumulated Value of all Contract anniversaries since the Rider effective date, as determined after the Accumulated Value of each Contract anniversary is increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value determined immediately prior to the withdrawal by the following fraction:

                              amount of the withdrawal
                              ------------------------
        the Accumulated Value determined immediately prior to the withdrawal

     CONDITIONS OF ELECTION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

     - The Owner may elect the Minimum Guaranteed Annuity Payout Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

     - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.

     CONDITIONS OF EXERCISE OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

     - The Owner may only exercise the Minimum Guaranteed Annuity Payout Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

     - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

     - The Owner may only annuitize at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.

     TERMINATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

     - The Owner may not terminate the Minimum Guaranteed Annuity Payout
     Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs on or within thirty days after a Contract anniversary and in conjunction with the purchase of a Minimum Guaranteed Annuity Payout Rider with a waiting period of equal or greater length at its then current price, if available.

     - After the seventh Contract anniversary from the effective date of the Rider the Owner may terminate the Rider at any time.

     - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

     - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

     - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see "DESCRIPTION OF THE CONTRACT").

     From time to time the Company may illustrate minimum guaranteed income amounts under the Minimum Guaranteed Annuity Payout Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and Minimum Guaranteed Annuity Payout Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

     For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the Minimum Guaranteed Annuity Payout Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                                                    Minimum
                Contract                  Minimum                  Guaranteed
               Anniversary              Guaranteed                   Annual
               at Exercise              Benefit Base               Income (1)
               -----------              ------------             --------------
                    10                    $162,889                   $12,153
                    15                    $207,892                   $17,695

     (1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."

     The Minimum Guaranteed Annuity Payout Rider does not create
     Accumulated Value or guarantee performance of any investment option. Because this Rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Accumulated Value at current annuity factors. Therefore, the Rider should be regarded as a safety net. As described above, withdrawals will reduce the Benefit Base.

Under "CHARGES AND DEDUCTIONS" on page 37 of the Prospectus, "C. Premium Taxes" is renamed "D. Premium Taxes," "D. Contingent Deferred Sales Charge" is renamed "E. Contingent Deferred Sales Charge" and the following is inserted:

     C. OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT CHARGE

     Subject to state availability, the Company offers an optional
     Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month and on the date the Rider is terminated, a charge equal to 1/12th of an annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

     The applicable charge is assessed on the Accumulated Value on the last day of each month and on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:

          Minimum Guaranteed Annuity Payout Rider with ten-year
          waiting period......................................... 0.25%
          Minimum Guaranteed Annuity Payout Rider with fifteen-year
          waiting period......................................... 0.15%

     For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT," above.

After the section entitled "LEGAL MATTERS" on page 48 of the Prospectus, the following is inserted:

                                YEAR 2000 COMPLIANCE

     The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

     Based on a third party assessment, the Company determined that significant portions of its software required modification or replacement to enable its computer systems to properly process dates beyond December 31, 1999. The Company is presently completing the process of modifying or replacing existing software and believes that this action will resolve the Year 2000 issue. However, if such modifications and conversions are not made, or are not completed timely, or should there be serious unanticipated interruptions from unknown sources, the Year 2000 issue could have a material adverse impact on the operations of the Company. Specifically, the Company could experience, among other things, an interruption in its ability to collect and process premiums, process claim payments, safeguard and manage its invested assets, accurately maintain policyholder information, accurately maintain accounting records, and perform customer service. Any of these specific events, depending on duration, could have a material adverse impact on the results of operations and the financial position of the Company.

     The Company has initiated formal communications with all of its significant suppliers and large customers to determine the extent to which the Company is vulnerable to those third parties' failure to remediate their own Year 2000 issue. The Company's total Year 2000 project cost and estimates to complete the project include the estimated costs and time associated with the impact of a third party's Year 2000 issue, and are based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Company's systems, would not have material
     adverse effect on the Company.   The Company does not believe that it has
     material exposure to contingencies related to the Year 2000 Issue for the products it has sold. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

     The Company will utilize both internal and external resources to reprogram or replace, and test both information technology and embedded technology
     systems for Year 2000 modifications.   The Company plans to complete the
     mission critical elements of the Year 2000 by December 31, 1998. The cost of the Year 2000 project will be expensed as incurred over the next two years and is being funded primarily through a reallocation of resources from discretionary projects. Therefore, the Year 2000 project is not expected to result in any significant incremental technology cost and is not expected to have a material effect on the results of operations. Through September 30, 1998, the Company and its subsidiaries and affiliates have incurred and expensed approximately $47 million related to the assessment of, and preliminary efforts in connection with, the project and the development of a remediation plan. The total remaining cost of the project is estimated at between $30-40 million.

     The costs of the project and the date on which the Company plans to complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events including the continued availability of certain resources, third party modification plans and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those plans. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

In Appendix D on page D-2 of the Prospectus, "(a) With Surrender Charge" is renamed "(1)(a) With Surrender Charge" and the following is added after the table:

     (1)(b) With Surrender Charge and with election of a Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:


                                                  1 YEAR     3 YEARS      5 YEARS     10 YEARS
                                                  ------     -------      -------     --------
     Select Emerging Markets Fund. . . . . .       $96         $158         $217         $393
     Select International Equity Fund. . . .       $87         $132         $175         $312
     T. Rowe Price International
      Stock Portfolio. . . . . . . . . . . .       $86         $129         $171         $306
     Select Aggressive Growth Fund . . . . .       $85         $127         $168         $299
     Select Capital Appreciation Fund. . . .       $87         $131         $174         $310
     Select Value Opportunity Fund . . . . .       $86         $129         $171         $305
     Select Growth Fund. . . . . . . . . . .       $85         $126         $165         $294
     Select Strategic Growth Fund. . . . . .       $85         $127         $168         $299
     Fidelity VIP Growth Portfolio . . . . .       $83         $119         $153         $270
     Select Growth and Income Fund . . . . .       $83         $121         $157         $278
     Fidelity VIP Equity-Income Portfolio. .       $81         $115         $148         $259
     Fidelity VIP High Income Portfolio. . .       $83         $119         $154         $272
     Select Income Fund. . . . . . . . . . .       $83         $119         $154         $272
     Money Market Fund . . . . . . . . . . .       $79         $108         $136         $236


     In Appendix D on page D-2 of the Prospectus, "(b) Without Surrender Charge" is renamed "(2)(a) Without Surrender Charge" and the following is added after the table:

     (2)(b) Without Surrender Charge and with election of a Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:



                                                  1 YEAR     3 YEARS      5 YEARS     10 YEARS
                                                  ------     -------      -------     --------
     Select Emerging Markets Fund. . . . . .       $37         $113         $190         $393
     Select International Equity Fund. . . .       $28         $ 87         $148         $312
     T. Rowe Price International
      Stock Portfolio. . . . . . . . . . . .       $28         $ 85         $144         $306
     Select Aggressive Growth Fund . . . . .       $27         $ 83         $141         $299
     Select Capital Appreciation Fund. . . .       $28         $ 86         $147         $310
     Select Value Opportunity Fund . . . . .       $28         $ 84         $144         $305
     Select Growth Fund. . . . . . . . . . .       $26         $ 81         $138         $294
     Select Strategic Growth Fund. . . . . .       $27         $ 83         $141         $299
     Fidelity VIP Growth Portfolio . . . . .       $24         $ 74         $126         $270
     Select Growth and Income Fund . . . . .       $25         $ 76         $130         $278
     Fidelity VIP Equity-Income Portfolio. .       $23         $ 71         $121         $259
     Fidelity VIP High Income Portfolio. . .       $24         $ 74         $127         $272
     Select Income Fund. . . . . . . . . . .       $24         $ 74         $127         $272
     Money Market Fund . . . . . . . . . . .       $21         $ 64         $109         $236


     (1) If the Minimum Guaranteed Annuity Payout Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract.

Supplement dated December 29, 1998.

                             PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None



          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and are incorporated by reference herein.



          Financial Statements Included in Part C
          None

     (b)  EXHIBITS



          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.



          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.



          EXHIBIT 3   (a)  Underwriting and Administrative Services Agreement
                           was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                      (b) Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and are incorporated by reference herein.

                      (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                      (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                      (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.





          EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider is filed herewith. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 and is incorporated by reference herein.

          EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein. Specimen Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 and is incorporated by reference herein.



          EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 and are incorporated by reference herein.

          EXHIBIT 7   Not Applicable.

          EXHIBIT 8   (a)  Fidelity Service Agreement was previously filed on
                           April 30, 1996 in Post-Effective No. 8 and is incorporated by reference herein.

                      (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 and is incorporated by reference herein.

                      (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 and is incorporated by reference herein.



                      (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                      (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and are incorporated by reference herein.



          EXHIBIT 9   Opinion of Counsel is filed herewith.

          EXHIBIT 10  Consent of Independent Accountants is filed herewith.

          EXHIBIT 11  None.

          EXHIBIT 12  None.

          EXHIBIT 13  Not Applicable.

          EXHIBIT 14  Not Applicable.



          EXHIBIT 15  (a)  Participation Agreement between the Company and
                           Allmerica Investment Trust was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                      (b) Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                      (c) Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653


                  DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY



                        NAME AND POSITION                                           PRINCIPAL OCCUPATION(S) DURING
                           WITH COMPANY                                                     PAST FIVE YEARS
                        -----------------                                           -------------------------------

 Bruce C. Anderson                                                 Director of First Allmerica since 1996; Vice President,
      Director                                                     First Allmerica since 1984

 Abigail M. Armstrong                                              Secretary of First Allmerica since 1996; Counsel, First
      Secretary and Counsel                                        Allmerica since 1991



 Warren E. Barnes                                                  Vice President and Corporate Controller of First Allmerica since
      Vice President and Corporate Controller                      1998; Vice President and Co-Controller, First Allmerica 1997;
                                                                   Vice President and Assistant Controller, First Allmerica 1996 to
                                                                   1997; Assistant Vice President and Assistant Controller, First
                                                                   Allmerica 1995 to 1996; Assistant Vice President Corporate
                                                                   Accounting and Reporting, First Allmerica 1993 to 1995



 Robert E. Bruce                                                   Director and Chief Information Officer of First Allmerica
      Director and Chief Information Officer                       since 1997;  Vice President of First Allmerica since 1995;
                                                                   Corporate Manager, Digital Equipment Corporation 1979 to 1995

 John P. Kavanaugh                                                 Director and Chief Investment Officer of First Allmerica
      Director, Vice President and  Chief                          since 1996; Vice President, First Allmerica since 1991
      Investment Officer

 John F. Kelly                                                     Director of First Allmerica since 1996; Senior Vice President,
      Director, Vice President and                                 First Allmerica since 1986; General Counsel,  First Allmerica
      General Counsel                                              since 1981; Assistant Secretary, First Allmerica since 1991

 J. Barry May                                                      Director of First Allmerica since 1996; Director and
      Director                                                     President, The Hanover Insurance Company since 1996; Vice
                                                                   President, The Hanover Insurance Company, 1993 to 1996;
                                                                   General Manager, The Hanover Insurance Company 1989 to 1993

 James R. McAuliffe                                                Director of First Allmerica since 1996; Director of Citizens
      Director                                                     Insurance Company of America since 1992, President since 1994, and CEO since 1996; Vice President, First Allmerica 1982 to
                                                                   1994; Chief Investment Officer, First Allmerica 1986 to 1994

 John F. O'Brien                                                   Director, Chairman of the Board, President and Chief
      Director, Chairman of the Board, President                   Executive Officer, First Allmerica since 1989
      and Chief Executive Officer



                        NAME AND POSITION                                           PRINCIPAL OCCUPATION(S) DURING
                           WITH COMPANY                                                     PAST FIVE YEARS
                        -----------------                                           -------------------------------


 Edward J. Parry, III                                              Director and Chief Financial Officer of First Allmerica
      Director, Vice President                                     since 1996; Vice President and Treasurer, First Allmerica since
      Chief Financial Officer and Treasurer                        1993; Assistant Vice President 1992 to 1993

 Richard M. Reilly                                                 Director of First Allmerica since 1996; Vice President,
      Director and Vice President                                  First Allmerica since 1990; Director, Allmerica Investments,
                                                                   Inc. since 1990; Director and President, Allmerica Financial
                                                                   Investment Management Services, Inc. since 1990



 Robert P. Restrepo, Jr.                                           Chief Executive Officer of Travelers Property & Casualty Company
      Director                                                     1996-1998; Senior Vice President of Aetna Life & Casualty
                                                                   Company 1993-1996



 Eric A. Simonsen                                                  Director of First Allmerica since 1996; Vice President, First
      Director and Vice President                                  Allmerica since 1990; Chief Financial Officer, First Allmerica
                                                                   1990 to 1996

 Phillip E. Soule                                                  Director of First Allmerica since 1996; Vice President, First
      Director and Vice President                                  Allmerica since 1987


ITEM 26.       PERSONS UNDER COMMON CONTROL WITH REGISTRANT

          See attached organization chart.




                                Allmerica Financial Corporation

                                            Delaware
     |               |                  |                  |              |            |              |
______________________________________________________________________________________________________________
 Financial          100%               100%               100%           100%         100%           100%
Profiles, Inc.  Allmerica, Inc.      Allmerica       First Allmerica  AFC Capital   Allmerica   First Sterling
                                   Funding Corp.     Financial Life    Trust I      Services        Limited
                                                       Insurance                   Corporation
                                                        Company

 California     Massachusetts       Massachusetts     Massachusetts    Delaware    Massachusetts    Bermuda
                                                            |                                    |
30%                                                   _________________                    _____________
                                                            |                                    |
                                                           100%                                 100%
                                                           SMA                            First Sterling
                                                      Financial Corp.                      Reinsurance
                                                                                             Company
                                                                                             Limited

                                                             Massachusetts                    Bermuda
                                                                     |
______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
         70%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,           Financial        Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.                Investment       Insurance and
  Companies, Inc.                                                                       Management      Annuity Company
                                                                                      Services, Inc.

                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________                             ______|_______
         |                  |                   |                    |                                        |
       100%                100%                100%                 100%                                     100%
        APC             The Hanover          Allmerica           Citizens                                 Somerset
   Funding Corp.         Insurance           Financial           Insurance                               Square, Inc.
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois                              Massachusetts
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                 100%               100%                 100%                 82.5%               100%
     Allmerica            Allmerica         The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial              Plus             American            Insurance            Corporation        Bay Insurance
      Benefit             Insurance          Insurance           Management                                 Company
     Insurance          Agency, Inc.          Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan



                                Allmerica Financial Corporation

                                            Delaware
     |                    |                     |                   |             |           |               |
_______________________________________________________________________________________________________________________
  Financial              100%                  100%               100%           100%        100%            100%
Profiles, Inc.     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                                          Funding Corp.      Financial Life    Trust I      Services        Limited
                                                                Insurance                  Corporation
                                                                 Company

 California         Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts     Bermuda
                                                      |                                          |

_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                 --------------  Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica               Allmerica
     Alliance                                                 Investment Trust          Securities
     Insurance                                                                             Trust
      Company
                                                               Massachusetts           Massachusetts
   New Hampshire       Massachusetts
                             |
                      _______________
                             |
                           100%                               --------------  Affiliated Management Investment Companies
                          Lloyds
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                              --------------  Affiliated Lloyd's plan company, controlled by
                                                                              Underwriters for the benefit of The Hanover
                                                                              Insurance Company

                                                                                          AAM              AAM
                                                                                       Growth &            High
                                                                                      Income Fund       Yield Fund,
                                                                                          L.P.            L.L.C.

                                                                                        Delaware       Massachusetts

                                                              --------------  L.P. or L.L.C. established for the benefit of
                                                                              First Allmerica, Allmerica
                                                                              Financial Life, Hanover and
                                                                              Citizens


               ALLMERICA FINANCIAL LIFE  INSURANCE AND ANNUITY COMPANY



     NAME                                                   ADDRESS                  TYPE OF BUSINESS
     ----                                                   -------                  ----------------

     AAM Equity Fund                                        440 Lincoln Street       Massachusetts Grantor Trust
                                                            Worcester MA 01653



     AAM Growth &  Income Fund, L.P.                        440 Lincoln Street       Limited Partnership
                                                            Worcester MA 01653



     AFC Capital Trust I                                    440 Lincoln Street       Statutory Business Trust
                                                            Worcester MA 01653

     Allmerica Asset Management Limited
                                                            440 Lincoln Street       Investment advisory services
                                                            Worcester MA 01653

     Allmerica Asset Management, Inc.                       440 Lincoln Street       Investment advisory services
                                                            Worcester MA 01653

     Allmerica Benefits, Inc.                                                        Non-insurance medical services
                                                            440 Lincoln Street
                                                            Worcester MA 01653

     Allmerica Equity Index Pool                            440 Lincoln Street       Massachusetts Grantor Trust
                                                            Worcester MA 01653

     Allmerica Financial Alliance Insurance Company         100 North Parkway        Multi-line property and  casualty insurance
                                                            Worcester MA 01605

     Allmerica Financial Benefit Insurance Company          100 North Parkway        Multi-line property and casualty insurance
                                                            Worcester MA 01605

     Allmerica Financial Corporation                        440 Lincoln Street       Holding Company
                                                            Worcester MA 01653

     Allmerica Financial Insurance Brokers, Inc.            440 Lincoln Street       Insurance Broker
                                                            Worcester MA 01653

     Allmerica Financial Life Insurance and Annuity Company 440 Lincoln Street       Life insurance, accident and health insurance,
     (formerly known as SMA Life                            Worcester MA 01653       annuities, variable annuities and variable
     Assurance Company)                                                              life insurance

     Allmerica Financial Services Insurance Agency, Inc.    440 Lincoln Street       Insurance Agency
                                                            Worcester MA 01653

     Allmerica Funding Corp.                                440 Lincoln Street       Special purpose funding vehicle for commercial
                                                            Worcester MA 01653        paper





     Allmerica, Inc.                                        440 Lincoln Street       Common employer for Allmerica Financial
                                                            Worcester MA 01653       Corporation entities
                                                            440 Lincoln Street



     Allmerica Financial Investment Management Services,
     Inc.                                                   Worcester MA 01653       Investment advisory services
     (formerly known as Allmerica Institutional Services,
     Inc. and 440 Financial Group of Worcester, Inc.)

     Allmerica Investment Management Company, Inc.
                                                            440 Lincoln Street       Investment advisory services
                                                            Worcester MA 01653



     Allmerica Investments, Inc.                            440 Lincoln Street       Securities, retail broker-dealer
                                                            Worcester MA 01653

     Allmerica Investment Trust                             440 Lincoln Street       Investment Company
                                                            Worcester MA 01653

     Allmerica Plus Insurance Agency, Inc.                  440 Lincoln Street       Insurance Agency
                                                            Worcester MA 01653

     Allmerica Property & Casualty Companies, Inc.
                                                            440 Lincoln Street       Holding Company
                                                            Worcester MA 01653

     Allmerica Securities Trust                             440 Lincoln Street       Investment Company
                                                            Worcester MA 01653

     Allmerica Services Corporation                         440 Lincoln Street       Internal administrative services provider to
                                                            Worcester MA 01653       Allmerica Financial Corporation entities

     Allmerica Trust Company, N.A.                          440 Lincoln Street       Limited purpose national trust company
                                                            Worcester MA 01653

     AMGRO, Inc.                                            100 North Parkway        Premium financing
                                                            Worcester MA 01605







     NAME                                                   ADDRESS                  TYPE OF BUSINESS
     ----                                                   -------                  ----------------


     Citizens Corporation                                   440 Lincoln Street       Holding Company
                                                            Worcester MA 01653

     Citizens Insurance Company of America                  645 West Grand River     Multi-line property and casualty insurance
                                                            Howell MI 48843

     Citizens Insurance Company of Illinois                 333 Pierce Road          Multi-line property and casualty insurance
                                                            Itasca IL 60143

     Citizens Insurance Company of the Midwest              3950 Priority Way South  Multi-line property and casualty insurance
                                                            Drive, Suite 200
                                                            Indianapolis IN 46280

     Citizens Insurance Company of Ohio                     8101 N. High Street      Multi-line property and casualty insurance
                                                            P.O. Box 342250
                                                            Columbus OH 43234

     Citizens Management, Inc.                              645 West Grand River     Services management company
                                                            Howell MI 48843



     Financial Profiles                                     5421 Avenida Encinas     Computer software company
                                                            Carlsbad, CA  92008



     First Allmerica Financial Life Insurance Company       440 Lincoln Street       Life, pension, annuity, accident and health
     (formerly State Mutual Life                            Worcester MA 01653       insurance company
     Assurance Company of America)

     First Sterling Limited                                 440 Lincoln Street       Holding Company
                                                            Worcester MA 01653

     First Sterling Reinsurance Company                     440 Lincoln Street       Reinsurance Company
     Limited                                                Worcester MA 01653

     Greendale Special Placements Fund                      440 Lincoln Street       Massachusetts Grantor Trust
                                                            Worcester MA 01653

     The Hanover American Insurance Company                 100 North Parkway        Multi-line property and casualty insurance
                                                            Worcester MA 01605

     The Hanover Insurance Company                          100 North Parkway        Multi-line property and casualty insurance
                                                            Worcester MA 01605

     Hanover Texas Insurance Management Company, Inc.       801 East Campbell Road   Attorney-in-fact for Hanover Lloyd's Insurance
                                                            Richardson TX 75081      Company

     Hanover Lloyd's Insurance Company                      801 East Campbell Road   Multi-line property and casualty insurance
                                                            Richardson TX 75081



     Lloyds Credit Corporation                              440 Lincoln Street       Premium financing service franchises
                                                            Worcester MA 01653



     Massachusetts Bay Insurance Company                    100 North Parkway        Multi-line property and casualty insurance
                                                            Worcester MA 01605



     NAME                                                   ADDRESS                  TYPE OF BUSINESS
     ----                                                   -------                  ----------------

     SMA Financial Corp.                                    440 Lincoln Street       Holding Company
                                                            Worcester MA 01653

     Somerset Square, Inc.                                  440 Lincoln Street       Real estate holding company
                                                            Worcester MA 01653

     Sterling Risk Management Services, Inc.                440 Lincoln Street       Risk management services
                                                            Worcester MA 01653




ITEM 27.  NUMBER OF CONTRACT OWNERS



     As of October 30, 1998, there were 12,527 Contact Owners of qualified Contracts and 18,053 Contract Owners of non-qualified Contracts.



ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:



          - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.



          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653


     NAME                               POSITION OR OFFICE WITH UNDERWRITER
     ----                               -----------------------------------

     Abigail M. Armstrong               Secretary and Counsel

     Emil J. Aberizk, Jr.               Vice President

     Edward T. Berger                   Vice President and Chief Compliance Officer

     Richard F. Betzler, Jr.            Vice  President



     Thomas P. Cunningham               Vice President, Chief Financial Officer
                                        and Controller




     Philip L. Heffernan                Vice President



     John F. Kelly                      Director



     Daniel Mastrototaro                Vice President



     William F. Monroe, Jr.             Vice President

     David J. Mueller                   Vice President

     John F. O'Brien                    Director

     Stephen Parker                     President, Director and Chief Executive Officer

     Edward J. Parry, III               Treasurer

     Richard M. Reilly                  Director

     Eric A. Simonsen                   Director

     Mark G. Steinberg                  Senior Vice President


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.


ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to  the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                     SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of December, 1998.



                        ALLMERICA SELECT SEPARATE ACCOUNT OF
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                    By:  /s/ Abigail M. Armstrong
                         -------------------------------
                         Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.




Signatures                         Title                                        Date
----------                         -----                                        ----


/s/ John F. O'Brien                Director and Chairman of
--------------------------         the Board                                    December 1, 1998
John F. O'Brien



/s/ Bruce C. Anderson              Director
--------------------------
Bruce C. Anderson



/s/ Warren E. Barnes               Vice President and Corporate Controller
--------------------------
Warren E. Barnes



/s/ Robert E. Bruce                Director and Chief Information Officer
--------------------------
Robert E. Bruce

/s/ John P. Kavanaugh              Director, Vice President and
--------------------------         Chief Investment Officer
John P. Kavanaugh


/s/ John F. Kelly                  Director, Vice President and
--------------------------         General Counsel
John F. Kelly


/s/ J. Barry May                   Director
--------------------------
J. Barry May

/s/ James R. McAuliffe             Director
--------------------------
James R. McAuliffe

/s/ Edward J. Parry III            Director, Vice President, Chief Financial
--------------------------         Officer and Treasurer
Edward J. Parry III



/s/ Richard M. Reilly              Director, President and
--------------------------         Chief Executive Officer
Richard M. Reilly



/s/ Robert P. Restrepo, Jr.        Director
--------------------------
Robert P. Restrepo, Jr.



/s/ Eric A. Simonsen               Director and Vice President
--------------------------
Eric A. Simonsen

/s/ Phillip E. Soule               Director
--------------------------
Phillip E. Soule


                                   EXHIBIT TABLE



Exhibit 4      Minimum Guaranteed Annuity Payout Rider

Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Accountants